Taxation (Effective Tax Rate) (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Jun. 30, 2020	Mar. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 05, 2018
Taxation [Line Items]
Statutory Rate:				25.00%	25.00%	25.00%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs	[1]			(1.00%)	(17.00%)	11.00%
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs				3.00%	9.00%	7.00%
Effect of withholding taxes	[2]			19.00%	109.00%	(12.00%)
Changes in valuation allowance for deferred tax assets				31.00%	27.00%	(71.00%)
Research and development super-deduction				(19.00%)	(9.00%)	12.00%
Others				(14.00%)	(13.00%)	(1.00%)
Effective Tax Rate				44.00%	131.00%	(29.00%)
Special cash dividend									$ 500.0
Additional withholding income taxes		$ 88.0	$ 47.0
Prior tax years [Member]
Taxation [Line Items]
Statutory Rate:								35.00%
Thereafter tax years [Member]
Taxation [Line Items]
Statutory Rate:							21.00%

[1]	The reversal of income tax for preferential income tax rates that Changyou’s subsidiaries and VIEs were entitled to as KNSEs or Software Enterprises for 2019, 2020 and 2021 was included in the “Effect of tax holidays applicable to subsidiaries and consolidated VIEs” in the above table.
[2]	The revised policy was adopted to facilitate the distribution of a special cash dividend in the aggregate amount of approximately $500.0 million that was declared by Changyou’s Board of Directors on April 5, 2018. The change for 2020 was mainly due to additional income withholding tax of $88 million that was recognized in the second quarter of 2020 due to a revised policy with respect to Changyou’s PRC subsidiaries regarding their distribution of cash dividends.